UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAVID GRAUL
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    DAVID GRAUL  VIENNA, VA    JANUARY 03, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Entry Total:         $4,422



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AVALONBAY COMMUNITIES INC.     COM              053484101      242     3220 SH       SOLE                     3220
BP AMOCO P L C                 COM              055622104       23      401 SH       SOLE                      401
BP AMOCO P L C                 COM              055622104      190     3266 SH       DEFINED                  3266
BANK AMERICA CORP              COM              060505104      215     4594 SH       SOLE                     4594
BANK AMERICA CORP              COM              060505104       11      248 SH       DEFINED                   248
BOEING COMPANY                 COM              097023105      222     4300 SH       SOLE                     4300
CITIGROUP INC   COMMON         COM              172967101      225     4688 SH       SOLE                     4688
CITIGROUP INC   COMMON         COM              172967101        5      105 SH       DEFINED                   105
DUKE REALTY CORPORATION        COM              264411505      201     5910 SH       SOLE                     5910
DUKE REALTY CORPORATION        COM              264411505        8      250 SH       DEFINED                   250
EXXON MOBIL CORP               COM              30231G102      383     7479 SH       SOLE                     7479
EXXON MOBIL CORP               COM              30231G102       55     1086 SH       DEFINED                  1086
GENERAL ELECTRIC CO    COMMON  COM              369604103      936    25657 SH       SOLE                    25657
GENERAL ELECTRIC CO    COMMON  COM              369604103       20      575 SH       DEFINED                   575
MICROSOFT CORP       COMMON    COM              594918104      172     6451 SH       SOLE                     6451
MICROSOFT CORP       COMMON    COM              594918104       44     1668 SH       DEFINED                  1668
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      493     4077 SH       SOLE                     4077
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      102      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      200     3840 SH       SOLE                     3840
PEPSICO INC       COMMON       COM              713448108       40      774 SH       DEFINED                   774
PROCTER & GAMBLE CO     COMMON COM              742718109      256     4655 SH       SOLE                     4655
PROCTER & GAMBLE CO     COMMON COM              742718109       24      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107      355     9327 SH       SOLE                     9327